RESEARCH AND DEVELOPMENT COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finite-Lived Intangible Assets [Line Items]
Research and development costs expensed during the year	€ 563,311	€ 538,903	€ 517,842
Total research and development costs	894,092	881,559	775,572
Development costs
Schedule of Finite-Lived Intangible Assets [Line Items]
Amortization of capitalized development costs	€ 330,781	€ 342,656	€ 257,730